SHARE-BASED COMPENSATION - Assumptions Used to Estimate Fair Value of Grants (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 30, 2016	Jan. 02, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected volatility	30.41%	31.60%	42.74%
Dividend yield	1.44%	1.96%	1.26%
Risk-free rate	2.06%	1.41%	1.74%
Expected term (in years)	6 years 3 months	6 years 3 months	6 years 3 months